Derivative instruments and hedging activities - Offsetting of derivative instruments and related collateral amounts (Parenthetical) (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Derivative instruments and hedging activities
Gross balances of derivative assets, not subject to enforceable master netting arrangements or similar agreements	¥ 744	¥ 660
Gross balances of derivative liabilities, not subject to enforceable master netting arrangements or similar agreements	808	855
Cash collateral receivables against net derivative liabilities	1,283	985
Cash collateral payables against net derivative assets	1,017	1,033
Cash collateral receivables, not being offset against net derivatives	203	220
Cash collateral payables, not being offset against net derivatives	¥ 643	¥ 497